Concentration of Risk (Details) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration of Risk [Line Items]
Cash deposits (in Yuan Renminbi)	¥ 500,000
Concentration of credit risk description	cash balance of RMB 401,755,470 (USD 56,122,073) was deposited with financial institutions located in China, of which RMB 384,602,681 (USD 53,725,963) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2025, cash balance of HKD 828,651,933 approximately RMB 755,689,130 (USD 105,563,816) was maintained at financial institutions in Hong Kong, of which HKD 819,039,277 approximately RMB 746,922,869 (USD 104,339,238) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 100,000 per account. As of June 30, 2025, cash balance of SGD 133,395,218 approximately RMB 749,400,995 (USD 104,685,413) was maintained at DI Scheme banks in Singapore, of which SGD 132,895,218 approximately RMB 746,592,043 (USD 104,293,024) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2025, cash balance of USD 7,424,103 (RMB53,146,181) was deposited with a financial institution located in US, of which USD 6,656,593 (RMB 47,651,887) was subject to credit risk. The Company’s short-term investments are mainly securities traded in Singapore markets held in a brokerage account in Singapore. The Singapore securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to SGD 100,000 per account. As of June 30, 2025, a total of RMB 51,109,558 (USD 7,139,602) short-term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	13.50%	11.50%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.89%		10.70%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.23%
Customer Concentration Risk [Member] | One Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	16.62%	14.40%
Customer Concentration Risk [Member] | Two Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	12.67%	10.90%
Customer Concentration Risk [Member] | Three Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.45%	10.20%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	30.63%		27.70%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	17.44%		20.70%
Supplier Concentration Risk [Member] | Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	16.11%		14.40%
Supplier Concentration Risk [Member] | Four vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	14.19%		12.70%